Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 6,043	$ 870	¥ 5,640
Cash	10,460	1,507
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 2,692	388	3,301	$ 787	¥ 3,468
Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases		$ 0	¥ 0		¥ 0